VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2016 USD ($)	Jan. 31, 2016 vessel	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 newbuilding_contract
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel			$ 166	$ 0
Proceeds from sale of vessels			48,122	$ 16,747
Frontline Ltd
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels			1,900
Number of newbuilding delivered and sold | newbuilding_contract					2
Front Caribbean [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessel	$ 100
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of Capesize newbuildings delivered | vessel		2
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of Capesize newbuildings delivered | vessel		2
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Disposals of vessels			$ 46,127